GOVERNMENT ASSISTANCE (Details) - USD ($)		12 Months Ended
	Jul. 30, 2020	Dec. 31, 2020	Jul. 21, 2020
Disclosure of detailed information about borrowings [line items]
Amount received as wage subsidy		$ 1,328,338
Paycheck Protection Program
Disclosure of detailed information about borrowings [line items]
Loan approved			$ 530,000
Canadian Emergency Wage Subsidy (CEWS) program
Disclosure of detailed information about borrowings [line items]
Amount received as wage subsidy	$ 765,715